Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Segment Disclosures [Abstract]
Schedule Of Segment Disclosures
	Year Ended December 31, 2011
	Development	Exploration	Coal	Corporate	Consolidated
REVENUE	$—	$—	$179,049	$—	$179,049
COST OF SALES
Production and delivery	—	—	(121,155)	—	(121,155)
Depreciation and depletion	—	—	(28,153)	—	(28,153)
Write-down of carrying value of inventory	—	—	(18,936)	—	(18,936)

COST OF SALES	—	—	(168,244)	—	(168,244)

EXPENSES
Exploration	(31,816)	(182,530)	(68,242)	—	(282,588)
General and administrative	—	—	—	(100,805)	(100,805)
Depreciation	(173)	(1,800)	(322)	(135)	(2,430)
Accretion of asset retirement obligations	(414)	—	(280)	—	(694)
Write-down of current assets	—	—	(4,288)	—	(4,288)
Write-down of carrying values of property, plant and equipment	—	—	(16,605)	—	(16,605)

TOTAL EXPENSES	(32,403)	(184,330)	(257,981)	(100,940)	(575,654)

OPERATING LOSS	(32,403)	(184,330)	(78,932)	(100,940)	(396,605)

OTHER INCOME (EXPENSES)
Interest income	5,566	7,677	1,243	7,591	22,077
Interest expense	—	—	(9,412)	(1,541)	(10,953)
Accretion of convertible credit facilities	—	—	(60)	—	(60)
Foreign exchange (losses) gains	(3,648)	287	790	(14,260)	(16,831)
Unrealized losses on long-term investments	—	—	(2,804)	—	(2,804)
Unrealized (losses) gains on other long-term investments	—	—	(278)	3,851	3,573
Realized gain on redemption of other long-term investments	—	—	—	123	123
Change in fair value of derivative	—	—	—	(432,536)	(432,536)
Change in fair value of embedded derivatives	—	—	106,489	—	106,489
Loss on conversion of convertible credit facility	—	—	—	—	—
Write-down of carrying value of long-term investments	—	(8,622)	—	(928)	(9,550)
Gain on sale of long-term investment	—	—	—	10,628	10,628
Gain on settlement of note receivable	—	—	—	102,995	102,995

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(30,485)	(184,988)	17,036	(425,017)	(623,454)
(Provision) recovery for income taxes	(536)	213	7,195	(6,222)	650
Share of income (loss) of significantly influenced investees	—	40,279	—	(23,071)	17,208

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(31,021)	(144,496)	24,231	(454,310)	(605,596)
LOSS FROM DISCONTINUED OPERATIONS	—	—	—	(9,105)	(9,105)

NET (LOSS) INCOME	(31,021)	(144,496)	24,231	(463,415)	(614,701)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	15,130	45,610	(16,411)	—	44,329

NET (LOSS) INCOME ATTRIBUTABLE TO IVANHOE MINES LTD.	$(15,891)	$(98,886)	$7,820	$(463,415)	$(570,372)

CAPITAL EXPENDITURES	$2,383,446	$26,481	$218,108	$51	$2,628,086

TOTAL ASSETS	$4,384,365	$338,695	$887,914	$525,854	$6,136,828

	Year Ended December 31, 2010
	Development	Exploration	Coal	Corporate	Consolidated
REVENUE	$—	$—	$79,777	$—	$79,777
COST OF SALES
Production and delivery	—	—	(66,738)	—	(66,738)
Depreciation and depletion	—	—	(13,306)	—	(13,306)
Write-down of carrying value of inventory	—	—	(14,729)	—	(14,729)

COST OF SALES	—	—	(94,773)	—	(94,773)

EXPENSES
Exploration	(83,358)	(86,093)	(49,175)	—	(218,626)
General and administrative	—	—	—	(84,427)	(84,427)
Depreciation	(645)	(1,226)	(79)	(146)	(2,096)
Accretion of asset retirement obligations	(89)	—	(110)	—	(199)
Write-down of current assets	—	—	—	—	—
Write-down of carrying values of property, plant and equipment	—	—	(2,338)	—	(2,338)

TOTAL EXPENSES	(84,092)	(87,319)	(146,475)	(84,573)	(402,459)

OPERATING LOSS	(84,092)	(87,319)	(66,698)	(84,573)	(322,682)

OTHER INCOME (EXPENSES)
Interest income	3,731	3,928	2,441	6,467	16,567
Interest expense	—	—	(24,125)	(8,702)	(32,827)
Accretion of convertible credit facilities	—	—	(59)	(11,650)	(11,709)
Foreign exchange gains	995	606	1,611	5,488	8,700
Unrealized gains on long-term investments	—	—	360	—	360
Unrealized gains on other long-term investments	—	—	510	3,998	4,508
Realized gain on redemption of other long-term investments	—	—	—	151	151
Change in fair value of derivative	—	—	—	135,680	135,680
Change in fair value of embedded derivatives	—	—	100,637	—	100,637
Loss on conversion of convertible credit facility	—	—	(154,316)	—	(154,316)
Write-down of carrying value of long-term investments	—	—	—	(485)	(485)
Gain on sale of long-term investment	—	—	—	—	—
Gain on settlement of note receivable	—	—	—	—	—

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(79,366)	(82,785)	(139,639)	46,374	(255,416)
Recovery (provision) for income taxes	89	(1,157)	11,919	2,267	13,118
Share of loss of significantly influenced investees	—	(846)	—	(41,872)	(42,718)

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(79,277)	(84,788)	(127,720)	6,769	(285,016)
INCOME FROM DISCONTINUED OPERATIONS	—	—	—	6,585	6,585

NET (LOSS) INCOME	(79,277)	(84,788)	(127,720)	13,354	(278,431)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	16,703	17,056	33,193	—	66,952

NET (LOSS) INCOME ATTRIBUTABLE TO IVANHOE MINES LTD.	$(62,574)	$(67,732)	$(94,527)	$13,354	$(211,479)

CAPITAL EXPENDITURES	$479,575	$19,965	$175,566	$92	$675,198

TOTAL ASSETS	$1,404,329	$318,611	$960,204	$535,330	$3,218,474

During